UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21337

Salomon Brothers Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: May 31

Date of reporting period: August 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

FORM N-Q

AUGUST 31, 2005

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited)	August 31, 2005

FACE AMOUNT	SECURITY (a)	VALUE
CORPORATE BONDS & NOTES - 30.2%
Advertising - 0.3%
$625,000	Bear Creek Corp., Senior Notes, 9.000% due 3/1/13 (b)	$659,375
500,000	Interep National Radio Sales Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08	402,500
1,100,000	Vertis Inc., Senior Second Lien Secured Notes, 9.750% due 4/1/09	1,160,500

	Total Advertising	2,222,375

Aerospace/Defense - 0.4%
1,150,000	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13	1,170,125
650,000	Moog Inc., Senior Subordinated Notes, 6.250% due 1/15/15	653,250
	Sequa Corp., Senior Notes:
225,000	9.000% due 8/1/09	247,500
1,250,000	Series B, 8.875% due 4/1/08	1,337,500

	Total Aerospace/Defense	3,408,375

Airlines - 0.1%
	Continental Airlines Inc., Pass-Through Certificates:
296,013	Series 974C, 6.800% due 7/2/07	273,126
329,304	Series 981C, 6.541% due 9/15/08	310,350

	Total Airlines	583,476

Apparel - 0.2%
	Levi Strauss & Co., Senior Notes:
300,000	8.254% due 4/1/12 (c)	303,000
225,000	12.250% due 12/15/12	253,969
1,100,000	9.750% due 1/15/15	1,166,000

	Total Apparel	1,722,969

Auto Manufacturers - 0.9%
	Ford Motor Co.:
	Debentures:
200,000	6.625% due 10/1/28	149,146
275,000	8.900% due 1/15/32	242,773
6,025,000	Notes, 7.450% due 7/16/31	4,829,730
	General Motors Corp., Senior Debentures:
300,000	8.250% due 7/15/23	252,750
1,925,000	8.375% due 7/15/33	1,626,625

	Total Auto Manufacturers	7,101,024

Auto Parts & Equipment - 0.3%
225,000	Delphi Corp., Notes, 6.500% due 8/15/13	172,687
750,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	765,000
75,000	Tenneco Automotive Inc., Senior Subordinated Notes, 8.625% due 11/15/14	78,188
892,000	TRW Automotive Inc., Senior Notes, 9.375% due 2/15/13	994,580

	Total Auto Parts & Equipment	2,010,455

Beverages - 0.1%
1,075,000	Constellation Brands Inc., Senior Subordinated Notes, Series B, 8.125% due 1/15/12	1,150,250

Building Materials - 0.1%
450,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	439,875

Chemicals - 2.0%
318,182	Applied Extrusion Technologies Inc., Senior Notes, 12.000% due 3/15/12 (b)(d)	313,409

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2005

FACE AMOUNT	SECURITY (a)	VALUE
Chemicals - 2.0% (continued)
$300,000	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Second Priority Senior Secured Notes, 9.000% due 7/15/14 (b)	$312,000
750,000	Equistar Chemicals LP/Equistar Funding Corp., Senior Notes, 10.625% due 5/1/11	836,250
1,375,000	Ethyl Corp., Senior Notes, 8.875% due 5/1/10	1,447,188
1,200,000	Hercules Inc., Senior Subordinated Notes, 6.750% due 10/15/29	1,194,000
1,000,000	Huntsman Advanced Materials LLC, Senior Secured Notes, 11.000% due 7/15/10	1,140,000
	Huntsman International LLC, Senior Subordinated Notes:
762,000	10.125% due 7/1/09	788,670
350,000	7.375% due 1/1/15 (b)	355,250
50,000	ISP Holdings Inc., Senior Secured Notes, Series B, 10.625% due 12/15/09	53,250
1,425,000	Lyondell Chemical Co., Senior Secured Notes, Series A, 9.625% due 5/1/07	1,510,500
1,000,000	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	1,082,500
1,125,000	Nalco Co., Senior Subordinated Notes, 8.875% due 11/15/13	1,216,406
1,125,000	OM Group Inc., Senior Subordinated Notes, 9.250% due 12/15/11	1,155,938
600,000	PQ Corp., Senior Subordinated Notes, 7.500% due 2/15/13 (b)	606,000
750,000	Resolution Performance Products Inc., Senior Subordinated Notes, 13.500% due 11/15/10	813,750
1,575,000	Rhodia SA, Senior Subordinated Notes, 8.875% due 6/1/11	1,543,500
894,000	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	974,460

	Total Chemicals	15,343,071

Commercial Services - 0.9%
225,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	224,438
	Cenveo Corp.:
425,000	Senior Notes, 9.625% due 3/15/12	456,875
725,000	Senior Subordinated Notes, 7.875% due 12/1/13	717,750
600,000	Corrections Corp. of America, Senior Notes, 6.250% due 3/15/13	592,500
1,225,000	DI Finance/DynCorp International LLC, Senior Subordinated Notes, 9.500% due 2/15/13 (b)	1,215,812
	Iron Mountain Inc., Senior Subordinated Notes:
375,000	8.250% due 7/1/11	381,713
750,000	8.625% due 4/1/13	792,187
1,225,000	7.750% due 1/15/15	1,260,219
1,000,000	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12	1,161,250

	Total Commercial Services	6,802,744

Computers - 0.0%
325,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (b)	342,875

Containers & Packaging - 0.2%
1,250,000	JSG Funding PLC, Senior Notes, 9.625% due 10/1/12	1,284,375

Cosmetics/Personal Care - 0.2%
1,225,000	Del Laboratories Inc., Senior Subordinated Notes, 8.000% due 2/1/12	1,059,625
585,000	Elizabeth Arden Inc., Secured Notes, Series B, 11.750% due 2/1/11	637,650

	Total Cosmetics/Personal Care	1,697,275

Distribution/Wholesale - 0.1%
857,000	Wesco Distribution Inc., Senior Subordinated Notes, Series B, 9.125% due 6/1/08	869,855

Diversified Financial Services - 2.3%
	Alamosa Delaware Inc.:
679,000	Senior Discount Notes, 12.000% due 7/31/09	760,480
487,000	Senior Notes, 11.000% due 7/31/10	553,963

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2005

FACE AMOUNT	SECURITY (a)	VALUE
Diversified Financial Services - 2.3% (continued)
$715,000	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	$814,206
50,000	Ford Motor Credit Co., Notes, 7.875% due 6/15/10	50,315
	General Motors Acceptance Corp.:
3,650,000	Bonds, 8.000% due 11/1/31	3,385,568
1,550,000	Notes, 6.750% due 12/1/14	1,427,995
750,000	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	808,125
800,000	Sensus Metering Systems Inc., Senior Subordinated Notes, 8.625% due 12/15/13	754,000
7,500,000	Targeted Return Index Securities (TRAINS), Series HY-2005-1, 7.651% due 6/15/15 (b)(c)	7,813,170
1,475,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.352% due 10/1/15	1,102,562

	Total Diversified Financial Services	17,470,384

Electric - 1.3%
	AES Corp., Senior Notes:
525,000	9.375% due 9/15/10	591,938
950,000	7.750% due 3/1/14	1,036,688
2,450,000	Calpine Corp., Second Priority Senior Secured Notes, 8.500% due 7/15/10 (b)	1,849,750
	Edison Mission Energy, Senior Notes:
1,525,000	10.000% due 8/15/08	1,704,187
175,000	9.875% due 4/15/11	207,594
1,193,000	NRG Energy Inc., Second Priority Senior Secured Notes, 8.000% due 12/15/13	1,291,422
	Reliant Energy Inc., Senior Secured Notes:
25,000	9.250% due 7/15/10	27,375
2,025,000	9.500% due 7/15/13	2,262,937
575,000	Texas Genco LLC/Texas Genco Financing Corp., Senior Notes, 6.875% due 12/15/14 (b)	599,438

	Total Electric	9,571,329

Electrical Components & Equipment - 0.1%
550,000	Kinetek Inc., Senior Notes, Series D, 10.750% due 11/15/06	530,750

Electronics - 0.2%
1,375,000	Muzak LLC/Muzak Finance Corp., Senior Notes, 10.000% due 2/15/09	1,203,125

Entertainment - 1.3%
575,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (b)	592,250
1,600,000	Cinemark Inc., Senior Discount Notes, step bond to yield 9.658% due 3/15/14	1,150,000
825,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	839,437
1,150,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	1,135,625
75,000	Loews Cineplex Entertainment Corp., Senior Subordinated Notes, 9.000% due 8/1/14 (b)	74,063
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
550,000	7.125% due 8/15/14	580,250
625,000	6.875% due 2/15/15	651,562
1,150,000	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	1,144,250
	Pinnacle Entertainment Inc., Senior Subordinated Notes:
1,000,000	8.250% due 3/15/12	1,015,000
800,000	8.750% due 10/1/13	832,000
1,150,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12	1,201,750
	Six Flags Inc., Senior Notes:
250,000	9.750% due 4/15/13	251,875

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2005

FACE AMOUNT	SECURITY (a)	VALUE
Entertainment - 1.3% (continued)
$475,000	9.625% due 6/1/14	$478,563

	Total Entertainment	9,946,625

Environmental Control - 0.4%
750,000	Aleris International Inc., Series B, Senior Secured Notes, 10.375% due 10/15/10	830,625
	Allied Waste North America Inc.:
	Senior Notes:
400,000	7.250% due 3/15/15 (b)	399,000
900,000	Series B, 7.375% due 4/15/14	850,500
933,000	Senior Secured Notes, Series B, 9.250% due 9/1/12	1,023,967

	Total Environmental Control	3,104,092

Food - 0.7%
605,674	Ahold Lease USA Inc., Pass-Through Certificates, Series 2001 A-1, 7.820% due 1/2/20	651,478
575,000	Dean Foods Co., Senior Notes, 6.900% due 10/15/17	602,312
1,275,000	Doane Pet Care Co., Senior Subordinated Notes, 9.750% due 5/15/07	1,275,000
432,000	Dole Food Co. Inc., Senior Notes, 8.875% due 3/15/11	462,240
600,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13	582,000
250,000	Swift & Co., Senior Notes, 10.125% due 10/1/09	272,813
1,129,000	United Agri Products Inc., Senior Notes, 8.250% due 12/15/11	1,202,385

	Total Food	5,048,228

Forest Products & Paper - 0.5%
	Appleton Papers Inc.:
375,000	Senior Notes, 8.125% due 6/15/11	365,625
375,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	361,875
800,000	Bowater Inc., Debentures, 9.500% due 10/15/12	884,000
1,500,000	Buckeye Technologies Inc., Senior Subordinated Notes, 8.000% due 10/15/10	1,470,000
525,000	Domtar Inc., Notes, 7.125% due 8/15/15	526,042

	Total Forest Products & Paper	3,607,542

Health Care-Product - 0.1%
415,000	Accellent Corp., Senior Subordinated Notes, Series B, 10.000% due 7/15/12	452,350

Health Care-Services - 1.7%
1,100,000	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13	1,182,500
775,000	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	787,594
550,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15 (b)	561,688
750,000	Extendicare Health Services Inc., Senior Notes, 9.500% due 7/1/10	808,125
1,075,000	Genesis HealthCare Corp., Senior Subordinated Notes, 8.000% due 10/15/13	1,173,094
	HCA Inc.:
2,025,000	Debentures, 7.050% due 12/1/27	2,010,432
400,000	Senior Notes, 6.375% due 1/15/15	412,671
1,675,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	1,813,187
425,000	InSight Health Services Corp., Senior Subordinated Notes, Series B, 9.875% due 11/1/11	378,781
775,000	National Mentor Inc., Senior Subordinated Notes, 9.625% due 12/1/12 (b)	817,625
667,000	Psychiatric Solutions Inc., Senior Subordinated Notes, 10.625% due 6/15/13	758,713
	Tenet Healthcare Corp., Senior Notes:
1,250,000	6.500% due 6/1/12	1,187,500
125,000	7.375% due 2/1/13	122,500

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2005

FACE AMOUNT	SECURITY (a)	VALUE
Health Care-Services - 1.7% (continued)
$525,000	9.875% due 7/1/14	$561,750

	Total Health Care-Services	12,576,160

Holding Companies-Diversified - 0.1%
475,000	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (b)	482,719

Home Furnishings - 0.3%
337,000	Applica Inc., Senior Subordinated Notes, 10.000% due 7/31/08	318,465
1,400,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,477,000
525,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	563,062

	Total Home Furnishings	2,358,527

Household Durables - 0.1%
850,000	Home Interiors & Gifts Inc., Senior Subordinated Notes, 10.125% due 6/1/08	735,250

Household Products/Wares - 0.1%
1,050,000	Playtex Products Inc., Senior Subordinated Notes, 9.375% due 6/1/11	1,118,250

Iron/Steel - 0.1%
525,000	IPSCO Inc., Senior Notes, 8.750% due 6/1/13	588,000

Leisure Time - 0.3%
1,100,000	AMF Bowling Worldwide Inc., Senior Subordinated Notes, 10.000% due 3/1/10	1,111,000
525,000	Equinox Holdings Inc., Senior Notes, 9.000% due 12/15/09	546,000
875,000	Icon Health & Fitness Inc., Senior Subordinated Notes, 11.250% due 4/1/12	730,625

	Total Leisure Time	2,387,625

Lodging - 0.3%
1,175,000	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/15	1,154,438
1,000,000	John Q. Hammons Hotels LP, First Mortgage Senior Notes, Series B, 8.875% due 5/15/12	1,105,000

	Total Lodging	2,259,438

Machinery - 0.1%
1,100,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14 (b)	1,144,000

Machinery-Diversified - 0.1%
550,000	Case New Holland Inc., Senior Notes, 9.250% due 8/1/11	588,500

Media - 3.3%
1,250,000	Cablevision Systems Corp., Senior Notes, Series B, 7.890% due 4/1/09 (c)	1,296,875
3,487,678	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	3,679,500
1,500,000	Charter Communications Holdings LLC, Senior Notes, 10.000% due 5/15/11	1,128,750
2,500,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, step bond to yield 18.894% due 5/15/11	1,706,250
1,650,000	Charter Communications Operating LLC, Second Lien Senior Notes, 8.375% due 4/30/14 (b)	1,670,625
	CSC Holdings Inc.:
425,000	Debentures, Series B, 8.125% due 8/15/09	437,750
550,000	Senior Notes, Series B, 8.125% due 7/15/09	566,500
1,050,000	Dex Media Inc., Discount Notes, step bond to yield 7.856% due 11/15/13	858,375
1,367,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	1,553,254

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2005

FACE AMOUNT	SECURITY (a)	VALUE
Media - 3.3% (continued)
$1,365,000	DirecTV Holdings LLC/DirecTV Financing Co., Senior Notes, 8.375% due 3/15/13	$1,504,913
1,650,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14	1,643,812
1,300,000	Houghton Mifflin Co., Senior Discount Notes, step bond to yield 9.930% due 10/15/13	1,018,875
1,000,000	LodgeNet Entertainment Corp., Senior Subordinated Debentures, 9.500% due 6/15/13	1,102,500
525,000	Mediacom Broadband LLC, Senior Notes, 11.000% due 7/15/13	575,531
275,000	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13	281,188
850,000	NextMedia Operating Inc., Senior Subordinated Notes, 10.750% due 7/1/11	924,375
1,850,000	Radio One Inc., Senior Subordinated Notes, 6.375% due 2/15/13 (b)	1,838,437
1,100,000	Rogers Cable Inc., Senior Secured Notes, 7.875% due 5/1/12	1,199,000
1,075,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	1,113,969
1,200,000	Young Broadcasting Inc., Senior Subordinated Notes, 8.750% due 1/15/14	1,092,000

	Total Media	25,192,479

Metal Fabricate-Hardware - 0.3%
275,000	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	295,969
925,000	Mueller Holdings Inc., Discount Notes, step bond to yield 11.745% due 4/15/14	679,875
1,150,000	Wolverine Tube Inc., Senior Notes, 10.500% due 4/1/09	1,086,750

	Total Metal Fabricate-Hardware	2,062,594

Mining - 0.2%
1,150,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15 (b)	1,158,625

Miscellaneous Manufacturing - 0.2%
1,500,000	Koppers Inc., Senior Secured Notes, 9.875% due 10/15/13	1,672,500

Office Furnishings - 0.3%
1,100,000	Interface Inc., Senior Subordinated Notes, 9.500% due 2/1/14	1,127,500
1,061,000	Tempur-Pedic Inc./Tempur Production USA Inc., Senior Subordinated Notes, 10.250% due 8/15/10	1,185,668

	Total Office Furnishings	2,313,168

Office/Business Equipment - 0.0%
200,000	General Binding Corp., Senior Subordinated Notes, 9.375% due 6/1/08	204,500

Oil & Gas - 1.9%
	Chesapeake Energy Corp., Senior Notes:
1,350,000	6.375% due 6/15/15	1,383,750
125,000	6.625% due 1/15/16	128,750
812,000	Magnum Hunter Resources Inc., Senior Notes, 9.600% due 3/15/12	897,260
	Pemex Project Funding Master Trust:
5,000,000	8.625% due 12/1/23 (b)	6,150,000
800,000	9.500% due 9/15/27 (b)	1,056,000
3,625,000	Petronas Capital Ltd., 7.875% due 5/22/22	4,576,621
275,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	302,156

	Total Oil & Gas	14,494,537

Packaging & Containers - 1.4%
700,000	Anchor Glass Container Corp., Senior Secured Notes, 11.000% due 2/15/13 (e)	472,500
1,250,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	1,381,250
	Graphic Packaging International Corp.:
500,000	Senior Notes, 8.500% due 8/15/11	525,000
625,000	Senior Subordinated Notes, 9.500% due 8/15/13	643,750
275,000	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	272,938

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2005

FACE AMOUNT	SECURITY (a)	VALUE
Packaging & Containers - 1.4% (continued)
$1,575,000	Owens-Illinois Inc., Senior Notes, 7.350% due 5/15/08	$1,634,062
1,450,000	Plastipak Holdings Inc., Senior Notes, 10.750% due 9/1/11	1,602,250
	Pliant Corp.:
340,393	Senior Secured Notes, 11.625% due 6/15/09 (b)(f)	373,581
100,000	Senior Secured Second Lien Notes, 11.125% due 9/1/09	93,750
225,000	Senior Subordinated Notes, 13.000% due 6/1/10	163,125
1,400,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10	924,000
	Smurfit-Stone Container Enterprises Inc., Senior Notes:
950,000	9.750% due 2/1/11	996,312
1,000,000	8.375% due 7/1/12	1,000,000
25,000	Stone Container Finance Co. of Canada II, Senior Notes, 7.375% due 7/15/14	23,688
700,000	Tekni-Plex Inc., Senior Subordinated Notes, Series B, 12.750% due 6/15/10	500,500

	Total Packaging & Containers	10,606,706

Pipelines - 1.3%
	Dynegy Holdings Inc.:
3,000,000	Second Priority Senior Secured Notes, 10.099% due 7/15/08 (b)(c)	3,202,500
350,000	Senior Secured Notes, 10.125% due 7/15/13 (b)	392,875
	El Paso Corp.:
	Medium-Term Notes:
2,050,000	7.375% due 12/15/12	2,080,750
1,400,000	7.750% due 1/15/32	1,421,000
125,000	Notes, 7.875% due 6/15/12	130,625
600,000	Holly Energy Partners LP, Senior Notes, 6.250% due 3/1/15 (b)	597,000
	Williams Cos. Inc.:
950,000	Notes, 8.750% due 3/15/32	1,159,000
1,000,000	Senior Notes, 7.625% due 7/15/19	1,115,000

	Total Pipelines	10,098,750

REITs - 0.6%
675,000	Felcor Lodging LP, Senior Notes, 9.000% due 6/1/11	747,562
2,275,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	2,388,750
1,000,000	MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp., Senior Notes, 10.500% due 6/15/09	1,067,500

	Total REITs	4,203,812

Resorts/Casinos - 1.2%
650,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.875% due 9/15/08	716,625
1,375,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	1,584,687
975,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	945,750
87,000	Mandalay Resort Group, Senior Subordinated Notes, 9.375% due 2/15/10	97,331
	MGM Mirage Inc., Senior Notes:
1,600,000	6.750% due 9/1/12	1,648,000
675,000	5.875% due 2/27/14	654,750
1,125,000	Station Casinos Inc., Senior Subordinated Notes, 6.875% due 3/1/16	1,161,563
2,000,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (b)	2,115,000

	Total Resorts/Casinos	8,923,706

Retail - 0.9%
2,000,000	Buffets Inc., Senior Subordinated Notes, 11.250% due 7/15/10	2,040,000
875,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	920,937
425,000	Eye Care Centers of America Inc., Senior Subordinated Notes, 10.750% due 2/15/15 (b)	416,500
400,000	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12	374,000
1,400,000	Hines Nurseries Inc., Senior Subordinated Notes, 10.250% due 10/1/11	1,445,500
990,000	Jafra Cosmetics International Inc./Distribuidora Comercial Jafra SA de CV, Senior Subordinated Notes, 10.750% due 5/15/11	1,108,800
375,000	Jean Coutu Group Inc., Senior Subordinated Notes, 8.500% due 8/1/14	386,250

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2005

FACE AMOUNT	SECURITY (a)	VALUE
Retail - 0.9% (continued)
$350,000	Toys “R” Us Inc., Senior Notes, 7.375% due 10/15/18	$284,375

	Total Retail	6,976,362

Semiconductors - 0.2%
	Amkor Technology Inc.:
1,475,000	Senior Notes, 9.250% due 2/15/08	1,393,875
400,000	Senior Subordinated Notes, 10.500% due 5/1/09	368,000

	Total Semiconductors	1,761,875

Telecommunications - 2.3%
131,000	American Tower Corp., Senior Notes, 9.375% due 2/1/09	138,041
900,000	AT&T Corp., Senior Notes, 9.750% due 11/15/31	1,183,500
375,000	Centennial Communications Corp./Cellular Operating Co. LLC, Senior Notes, 10.125% due 6/15/13	420,000
1,000,000	Insight Midwest LP/Insight Capital Inc., Senior Notes, 10.500% due 11/1/10	1,062,500
300,000	Intelsat Bermuda Ltd., Senior Notes, 8.695% due 1/15/12 (b)(c)	306,750
900,000	Intelsat Ltd., Senior Discount Notes, step bond to yield 9.082% due 2/1/15 (b)	612,000
2,625,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	2,316,562
1,475,000	MCI Inc., Senior Notes, 8.735% due 5/1/14	1,655,687
175,000	Nextel Communications Inc., Senior Serial Redeemable Notes, Series D, 7.375% due 8/1/15	189,162
175,000	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	185,500
315,000	PanAmSat Corp., Senior Notes, 9.000% due 8/15/14	333,113
	Qwest Services Corp., Senior Secured Notes:
1,000,000	13.500% due 12/15/10	1,157,500
2,875,000	14.000% due 12/15/14	3,536,250
1,125,000	Rogers Wireless Communications Inc., Senior Secured Notes, step bond to yield 7.500% due 3/15/15	1,236,094
	SBA Communications Corp.:
215,000	Senior Discount Notes, step bond to yield 7.244% due 12/15/11	198,338
900,000	Senior Notes, 8.500% due 12/1/12	986,625
700,000	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	784,000
700,000	US Unwired Inc., Second Priority Secured Notes, Series B, 10.000% due 6/15/12	815,500

	Total Telecommunications	17,117,122

Textiles - 0.2%
125,000	Collins & Aikman Floor Covering Inc., Senior Subordinated Notes, Series B, 9.750% due 2/15/10	128,750
	Simmons Bedding Co.:
1,375,000	Senior Discount Notes, step bond to yield 12.121% due 12/15/14 (b)	797,500
350,000	Senior Subordinated Notes, 7.875% due 1/15/14	337,750

	Total Textiles	1,264,000

	TOTAL CORPORATE BONDS & NOTES (Cost - $225,399,093)	228,202,624

ASSET-BACKED SECURITIES - 1.3%
Credit Card - 0.1%
342,272	First Consumers Master Trust, Series 2001-A, Class A, 3.881% due 9/15/08 (c)	340,330

Home Equity - 1.2%
397,291	AQ Finance NIM Trust, Series 2004-RN5, Class A, 5.193% due 6/25/34 (b)	395,663
	Bear Stearns Asset-Backed Securities Inc. NIM Trust:
	Series 2004-HE5N:
406,003	Class A1, 5.000% due 7/25/34 (b)	404,797
158,000	Class A2, 5.000% due 7/25/34 (b)	157,101
308,068	Series 2004-HE6N, Class A1, 5.250% due 8/25/34 (b)	306,712

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2005

FACE AMOUNT		SECURITY (a)	VALUE
Home Equity - 1.2% (continued)
$626,922		Countrywide Asset-Backed Certificates, Series 2004-05N, Class N1, 5.500% due 10/25/35 (b)	$624,858
455,115		Finance America NIM Trust, Series 2004-01, Class A, 5.250% due 6/27/34 (b)	456,416
399,335		Long Beach Asset Holdings Corp., Series 2004-06, Class N2, 7.500% due 11/25/34 (b)	367,139
344,023		Novastar NIM Trust, Series 2004-N2, 4.458% due 6/26/34 (b)	342,665
		Sail Net Interest Margin Notes:
26,189		Series 2003-6A, Class A, 7.000% due 7/27/33 (b)	26,214
84,612		Series 2003-7A, Class A, 7.000% due 7/27/33 (b)	84,106
662,196		Series 2004-8A, Class A, 5.000% due 9/27/34 (b)	659,052
1,198,287		Series 2004-AA, Class A, 4.500% due 10/27/34 (b)	1,194,827
1,236,715		Series 2004-AA, Class B, 7.500% due 10/27/34 (b)	1,162,512
403,303		Series 2004-BN2A, Class B, 7.000% due 12/27/34 (b)	353,697
		Series 2005-1A:
213,088		Class A, 4.250% due 2/27/35 (b)	212,350
577,905		Class B, 7.500% due 2/27/35 (b)	550,165
386,858		Sharp SP I LLC, NIM Trust, Series 2004-HS1N, 5.920% due 2/25/34 (b)	381,622
1,500,000		Structured Asset Investment Loan Trust, Series 2003-BC10, Class M2, 5.491% due 10/25/33 (c)	1,521,334

		Total Home Equity	9,201,230

		TOTAL ASSET-BACKED SECURITIES (Cost - $9,665,611)	9,541,560

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
		Federal National Mortgage Association (FNMA) STRIP:
11,693,629		Series 329, Class 2, IO, 5.500% due 1/1/33	2,201,989
14,283,474		Series 338, Class 2, IO, 5.500% due 6/1/33	2,732,973

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $6,759,573)	4,934,962

MORTGAGE-BACKED SECURITIES (g)(h) - 27.3%
FHLMC - 11.9%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
70,000,000		5.000% due 9/1/35	69,518,750
10,000,000		5.500% due 9/1/35	10,109,380
10,000,000		6.000% due 9/1/35	10,234,380

		TOTAL FHLMC	89,862,510

FNMA - 15.4%
		Federal National Mortgage Association (FNMA):
40,000,000		5.000% due 9/1/35	39,737,520
20,000,000		5.500% due 9/1/35	20,206,240
55,000,000		6.000% due 9/1/35	56,289,090

		TOTAL FNMA	116,232,850

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $205,985,939)	206,095,360

SOVEREIGN BONDS† - 29.6%
Argentina - 1.1%
		Republic of Argentina:
522,000	EUR	10.000% due 2/22/07	197,963
1,729,117	EUR	8.000% due 2/26/08 (c)	655,750
4,287,500		4.005% due 8/3/12 (c)	3,788,757
8,267,120	ARS	5.830% due 12/31/33	3,203,936
525,000		Step bond to yield 3.374% due 12/31/38	189,787

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2005

FACE AMOUNT†		SECURITY (a)	VALUE
Argentina - 1.1% (continued)
374,000	EUR	9.000% due 6/20/49	$141,835

		Total Argentina	8,178,028

Brazil - 7.3%
		Federative Republic of Brazil:
3,405,000		11.000% due 8/17/40	4,058,760
17,916,000		Collective Action Securities, 8.000% due 1/15/18	18,525,144
		DCB, Series L:
26,806,227		4.313% due 4/15/12 (c)	25,834,501
205,884		Registered, 4.313% due 4/15/12 (c)	198,678
6,923,077		FLIRB, Series L, Bearer, 4.250% due 4/15/09 (c)	6,819,231

		Total Brazil	55,436,314

Bulgaria - 0.3%
1,550,000		Republic of Bulgaria, 8.250% due 1/15/15 (b)	1,930,719

Chile - 0.5%
3,325,000		Republic of Chile, 5.500% due 1/15/13	3,532,746

Colombia - 1.7%
		Republic of Colombia:
950,000		11.750% due 2/25/20	1,270,625
1,150,000		8.125% due 5/21/24	1,193,125
8,170,000		10.375% due 1/28/33	10,149,182

		Total Colombia	12,612,932

Ecuador - 0.4%
3,330,000		Republic of Ecuador, step bond to yield 11.246% due 8/15/30 (b)	2,955,375

El Salvador - 0.3%
1,700,000		Republic of El Salvador, 7.750% due 1/24/23	1,908,250

Mexico - 5.8%
		United Mexican States:
3,950,000		11.375% due 9/15/16	5,905,250
		Medium-Term Notes, Series A:
13,750,000		6.375% due 1/16/13	14,839,688
6,275,000		8.000% due 9/24/22	7,749,625
9,160,000		7.500% due 4/8/33	10,776,740
50,300,000	MXN	Series MI10, 9.500% due 12/18/14	4,807,594

		Total Mexico	44,078,897

Panama - 1.0%
		Republic of Panama:
900,000		7.250% due 3/15/15	979,200
1,850,000		9.375% due 4/1/29	2,342,562
4,656,480		IRB, 4.688% due 7/17/14 (c)	4,621,557

		Total Panama	7,943,319

Peru - 1.3%
		Republic of Peru:
695,000		9.125% due 2/21/12	830,525
375,000		9.875% due 2/6/15	475,313
9,182,250		FLIRB, 5.000% due 3/7/17 (c)	8,860,871

		Total Peru	10,166,709

Philippines - 1.4%
		Republic of the Philippines:
1,475,000		9.000% due 2/15/13	1,570,875

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2005

FACE AMOUNT†	SECURITY (a)	VALUE
Philippines - 1.4% (continued)
650,000	8.250% due 1/15/14	$666,640
3,500,000	9.375% due 1/18/17	3,793,125
3,250,000	10.625% due 3/16/25	3,688,587
1,100,000	9.500% due 2/2/30	1,139,875

	Total Philippines	10,859,102

Russia - 4.3%
	Russian Federation:
1,300,000	8.250% due 3/31/10 (b)	1,412,125
9,075,000	12.750% due 6/24/28 (b)	16,970,250
12,640,000	Step bond to yield 5.335% due 3/31/30 (b)	14,449,100

	Total Russia	32,831,475

South Africa - 0.5%
	Republic of South Africa:
1,350,000	9.125% due 5/19/09	1,552,500
2,325,000	6.500% due 6/2/14	2,574,938

	Total South Africa	4,127,438

Turkey - 1.6%
	Republic of Turkey:
475,000	11.750% due 6/15/10	584,844
4,725,000	11.500% due 1/23/12	6,000,750
1,100,000	11.000% due 1/14/13	1,386,000
1,670,000	11.875% due 1/15/30	2,383,925
1,225,000	Collective Action Securities, 9.500% due 1/15/14	1,450,093

	Total Turkey	11,805,612

Ukraine - 0.5%
	Republic of Ukraine:
1,297,391	11.000% due 3/15/07 (b)	1,360,639
1,945,000	7.650% due 6/11/13 (b)	2,149,225

	Total Ukraine	3,509,864

Uruguay - 0.3%
2,075,000	Republic of Uruguay, Benchmark Bonds, 7.500% due 3/15/15	2,076,038

Venezuela - 1.3%
	Bolivarian Republic of Venezuela:
3,245,000	5.375% due 8/7/10	3,082,750
2,925,000	8.500% due 10/8/14	3,100,500
3,250,000	Collective Action Securities, 10.750% due 9/19/13	3,885,375

	Total Venezuela	10,068,625

	TOTAL SOVEREIGN BONDS (Cost - $206,393,004)	224,021,443

LOAN PARTICIPATION(c)(i) - 0.1%
Morocco - 0.1%
554,874	Kingdom of Morocco, Tranche A, 4.813% due 1/2/09 (JPMorgan Chase & Co.) (Cost - $546,732)	552,794

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
30,303	Applied Extrusion Technologies Inc., Class A Shares (Cost - $945,357)	$409,091

CONVERTIBLE PREFERRED STOCK - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
1,394	Alamosa Holdings Inc., Cumulative Convertible, Series B, 7.500% due 7/31/13 (Cost - $431,471)	1,798,608

WARRANTS
WARRANTS - 0.0%
450	Mueller Holdings Inc., expires 4/15/14* (Cost - $19,992)	162,113

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $656,146,772)	675,718,555

FACE AMOUNT
SHORT-TERM INVESTMENTS - 10.6%
Repurchase Agreements - 10.6%
$8,167,000	Interest in $846,531,000 joint tri-party repurchase agreement dated 8/31/05 with Banc of America Securities LLC, 3.580% due 9/1/05, Proceeds at maturity - $8,167,812; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.625% due 11/14/05 to 5/25/35; Market value - $8,330,374)	8,167,000
18,000,000	Interest in $638,841,000 joint tri-party repurchase agreement dated 8/31/05 with Deutsche Bank Securities Inc., 3.580% due 9/1/05, Proceeds at maturity - $18,001,790; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.910% due 9/6/05 to 4/25/12; Market value - $18,360,014)	18,000,000
18,000,000	Interest in $590,660,000 joint tri-party repurchase agreement dated 8/31/05 with Goldman, Sachs & Co., 3.580% due 9/1/05, Proceeds at maturity - $18,001,790; (Fully collateralized by various U.S. Treasury obligations, 0.875% to 4.250% due 1/15/08 to 4/15/28; Market value - $18,380,218)	18,000,000
18,000,000	Interest in $666,711,000 joint tri-party repurchase agreement dated 8/31/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 3.580% due 9/1/05, Proceeds at maturity - $18,001,790; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.000% due 9/21/05 to 11/15/24; Market value - $18,360,086)	18,000,000
18,000,000	Interest in $499,205,000 joint tri-party repurchase agreement dated 8/31/05 with Morgan Stanley, 3.580% due 9/1/05, Proceeds at maturity - $18,001,790; (Fully collateralized by various U.S. government agency obligations, 3.550% to 4.500% due 2/16/07 to 6/1/10; Market value - $18,433,434)	18,000,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $80,167,000)	80,167,000

	TOTAL INVESTMENTS - 100.0% (Cost - $736,313,772#)	$755,885,555

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise indicated.

(a)	All securities are segregated as collateral pursuant to a revolving credit facility, futures contracts and/or mortgage dollar rolls.

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2005

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors unless otherwise noted.

(c)	Variable rate securities. Coupon rates disclosed are those which are in effect at August 31, 2005.

(d)	Illiquid security.

(e)	Security is currently in default.

(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(g)	This security is traded on a “to-be-announced” basis.

(h)	All or a portion of this security is acquired under mortgage dollar roll agreement.

(i)	Participation interest was acquired through the financial institution indicated parenthetically.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso
DCB	— Debt Conversion Bond
EUR	— Euro
FLIRB	— Front-Loaded Interest Reduction Bonds
IO	— Interest Only
IRB	— Interest Reduction Bonds
MXN	— Mexican Peso
NIM	— Net Interest Margin

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (“1940 Act”), as amended.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund will assume the credit risk of both the borrower and the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(i) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$27,594,456
Gross unrealized depreciation	(8,022,673)

Net unrealized appreciation	$19,571,783

At August 31, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 2 Year Note	42	9/05	$25,770	$41,520	$(15,750)
U.S. Treasury 5 Year Note	596	9/05	205,779	466,529	(260,750)
U.S. Treasury 10 Year Note	1,398	9/05	408,336	1,063,649	(655,313)

Net Unrealized Loss on Open Futures Contracts					$(931,813)

The average monthly balance of dollar rolls outstanding for the Fund during the period ended August 31, 2005 was approximately $190,675,376. At August 31, 2005, the Fund had outstanding mortgage dollar rolls with a total cost of $205,985,939. Counterparties with mortgage dollar rolls outstanding in excess of 10% of total net assets at August 31, 2005 included Merrill Lynch, Pierce, Fenner & Smith Inc. ($78,256,944) and Barclays Capital Inc. ($76,108,889).

At August 31, 2005, the Fund held one loan participation with a cost of $546,732 and a market value of $552,794.

3. Loan

At August 31, 2005, the Fund had outstanding a $100,000,000 loan pursuant to a revolving credit and security agreement with Three Pillars Funding Corp. and Citicorp North America Inc. (“CNA”), an affiliate of SBAM. In addition, CNA acts as administrative agent. The loan generally bears interest at a variable rate based on the weighted average interest rates of the commercial paper or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Global High Income Fund Inc.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
Chief Executive Officer

Date:	October 31, 2005

By:	/S/ FRANCES M. GUGGINO
Chief Financial Officer

Date:	October 31, 2005